Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number_of_Derivatives	Dec. 31, 2011 Number_of_Derivatives	Dec. 31, 2010 Number_of_Derivatives
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	12	7	11
Notional amount of interest rate swaps	$ 2,735	$ 989	$ 908
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Amount reclassified to other component of Accumulated Other Comprehensive Income	0	3,272	(5,495)
Amount reclassified from other component of Accumulated Other Comprehensive Income	0	(3,272)	(21,523)
Security deposits, non-current	0	33,100
Security deposits, current	8,000
Restricted cash, current	37,321	57,060
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Interest rate swaps and cap floor agreements:
Restricted cash, current	6,000
Derivatives designated as hedging instruments
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	0	0	3
Derivatives not designated as hedging instruments
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	12	7	8
Cash flow hedge realized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income			(27,776)
Cash flow hedge unrealized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income			$ 35,992